Capitalized commission assets (Tables)	12 Months Ended
Mar. 31, 2019
Revenue From Contracts With Customer1 [Abstract]
Current and non-current finance lease receivables

	March 31, 2019 R’000	March 31, 2018 R’000

Net book value of asset recognized from costs incurred in obtaining a contract	54,066	*

Amortization recognized during the year	30,477	*
– Cost of sales	20,885	*
– Sales and marketing	9,592	*